SUPPLEMENTAL CASH FLOW DISCLOSURE (Narrative) (Details) (USD $)	3 Months Ended
Oct. 31, 2012
Supplemental Cash Flow Disclosure 1	$ 15,000
Supplemental Cash Flow Disclosure 2	$ 15,000